Segment information (Tables)	12 Months Ended
Dec. 31, 2022
Segment information
Schedule of royalty revenues generated from each geographic location
	December 31, 2022	December 31, 2021
	$	$
Australia	5,489,043	3,327,470
Nigeria	2,524,990	92,089
Canada	315,084	-
USA	116,311	94,226
Brazil	62,677	83,013
Madagascar	-	54,919

Total	8,508,105	3,651,717

Schedule of non-current assets in eight geographic locations
	December 31, 2022	December 31, 2021
	$	$
Australia	25,162,805	10,724,623
USA	2,298,515	2,340,748
Canada	1,942,184	933,106
South Africa	1,914,844	764,016
Peru	1,545,609	1,500,000
Cayman Islands	1,355,709	1,541,777
Brazil	637,338	675,358
Nigeria	178,205	687,838

Total	35,035,209	19,167,466